Warrant Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrant Liabilities [Abstract]
Private warrants (in Shares)	2,875,000
Fair value public warrants	$ 5,400	$ 6,800
Decreased private warrants	$ 1,055	$ 5,396